Fair Value of Financial Instruments (Details) - Recurring [Member] - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Assets:
Foreign currency contracts	$ 13.2	$ 11.5
Commodity derivative contracts	5.8	0.9
Interest rate swap contracts	4.7	1.0
AFS debt securities	9.5	4.6
Liabilities:
Foreign currency contracts	70.4	69.0
Commodity derivative contracts	11.6	46.1
Interest rate swap contracts	0.3	7.6
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Foreign currency contracts	0.0	0.0
Commodity derivative contracts	0.0	0.0
Interest rate swap contracts	0.0	0.0
AFS debt securities	0.0	0.0
Liabilities:
Foreign currency contracts	0.0	0.0
Commodity derivative contracts	0.0	0.0
Interest rate swap contracts	0.0	0.0
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Foreign currency contracts	13.2	11.5
Commodity derivative contracts	5.8	0.9
Interest rate swap contracts	4.7	1.0
AFS debt securities	0.0	0.0
Liabilities:
Foreign currency contracts	70.4	69.0
Commodity derivative contracts	11.6	46.1
Interest rate swap contracts	0.3	7.6
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Foreign currency contracts	0.0	0.0
Commodity derivative contracts	0.0	0.0
Interest rate swap contracts	0.0	0.0
AFS debt securities	9.5	4.6
Liabilities:
Foreign currency contracts	0.0	0.0
Commodity derivative contracts	0.0	0.0
Interest rate swap contracts	$ 0.0	$ 0.0